INSURANCE CONTRACTS (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Financial expenses of insurance contracts	R$ (35,755,410)	R$ (23,998,957)
Changes in obligation to pay arising from return on investment	(11,547,973)	(9,297,454)
Interest Accreditation	(22,335,897)	(18,681,530)
Effect of changes in interest rates	(1,871,540)	3,980,027
Amounts recognized in profit or loss	(33,883,870)	(27,978,984)
Amounts recognized in other comprehensive income	R$ (1,871,540)	R$ 3,980,027